Operating leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Disclosure Text Block [Abstract]
Description of lease expiration	The Company entered into operating lease agreements for factory buildings, office spaces and employee dormitories including lease agreements with its related party, with various initial term expiration dates through 2022 and various renewal and termination options.
Operating lease liabilities	$ 796,335		$ 1,192,534
Operating lease right-of-use assets	$ 916,036		$ 1,317,342
Rent expense		$ 627,565